AUDREY L. CHENG

Assistant Vice President and Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

October 19, 2021

Via EDGAR Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attn:  Filing Desk

RE:      Pacific Select Fund (“Registrant”)

International Growth Portfolio and ESG Diversified Growth Portfolio

(SEC File Nos. 033-13954 and 811-05141)

Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification on behalf of Registrant that (1) the forms of Prospectuses and Statement of Additional Information of Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 159 to Registrant’s Registration Statement on Form N-1A, and (2) Post-Effective Amendment No. 159, the most recent amendment to Registrant’s Registration Statement, was filed electronically with the Commission on October 19, 2021.

If you have any questions regarding this filing, please contact me at (949) 219-3202.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:        Robin S. Yonis, Esq., Pacific Life Fund Advisors LLC

Laurene MacElwee, Pacific Life Fund Advisors LLC

Anthony H. Zacharski, Esq., Dechert LLP

Rachael Schwartz, Esq., Sullivan & Worcester LLP